SUPPLEMENT DATED JANUARY 2, 2004

TO PROSPECTUS DATED MAY 1, 2003 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE

ADJUSTED DEFERRED ANNUITY CONTRACTS

ZURICH PREFERRED

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends the "Transfers During the Accumulation Period" section contained in your Zurich PREFERRED Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fifth paragraph under the section entitled "F. Transfers During the Accumulation Period." appearing on page 22 of the Prospectus is amended to read as follows:

"The following transfers must be requested through standard United States mail:

  transfers in excess of $250,000 per Contract, per day, and transfers in and out of the Credit Suisse Trust-Emerging Markets, the JPMorgan International Equity, the Janus Aspen Worldwide Growth, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the Scudder International and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day."

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For use in all states